ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable from third-party customers, net

	September 30,	March 31,
	2024	2024
	(Unaudited)
Accounts receivable, third-party customers	$10,515,108	$9,546,483
Less: allowance for doubtful account	(657,014)	(382,731)
Accounts receivable from third-party customers, net	$9,858,094	$9,163,752

Schedule of outstanding gross accounts receivable and subsequent collection by aging bucket

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	September 30, 2024	collection	collection
Less than 6 months	$9,753,637	$6,490,856	66.5%
From 7 to 9 months	116,735	116,735	100.0%
From 10 to 12 months	66,048	33,675	51.0%
Over 1 year	578,688		0.0%
Total gross accounts receivable	$10,515,108	$6,641,266	63.2%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2024	collection	collection
Less than 6 months	$8,834,530	$8,834,530	100.0%
From 7 to 9 months	212,590	212,590	100.0%
From 10 to 12 months	298,518	298,518	100.0%
Over 1 year	200,845	—	0.0%
Total gross accounts receivable	$9,546,483	$9,345,638	97.9%

Schedule of allowance for doubtful accounts movement

	September 30,	March 31,
	2024	2024
	(Unaudited)
Beginning balance	$382,731	$529,003
Additions	286,081	—
Bad debt recovery	—	(137,831)
Foreign currency translation adjustments	(11,798)	(8,441)
Ending balance	$657,014	$382,731